Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.94%
Communication Services - 3.23%
Clear Channel Outdoor
Holdings, Inc.* 989,959 $ 1,633,432
iHeartMedia, Inc., Class A* 1,662,117 3,473,825
Sinclair, Inc.+ 412,040 5,550,179
Telephone and Data
Systems, Inc. 293,200 4,697,064
Vivid Seats, Inc., Class A* 382,359 2,290,330
17,644,830
Consumer Discretionary - 8.85%
Abercrombie & Fitch Co.,
Class A* 54,700 6,855,551
American Axle &
Manufacturing Holdings,
Inc.* 318,800 2,346,368
Beazer Homes USA, Inc.* 167,600 5,497,280
Dine Brands Global, Inc. 60,000 2,788,800
Group 1 Automotive, Inc. 22,400 6,545,952
Hovnanian Enterprises,
Inc., Class A* 18,000 2,824,920
M/I Homes, Inc.* 23,200 3,161,928
MDC Holdings, Inc. 43,025 2,706,703
Meritage Homes Corp. 15,800 2,772,268
Signet Jewelers, Ltd.+ 55,000 5,503,850
Taylor Morrison Home
Corp.* 69,800 4,339,466
Universal Technical
Institute, Inc.* 186,000 2,964,840
48,307,926
Consumer Staples - 3.76%
Cal-Maine Foods, Inc. 98,300 5,784,955
Herbalife, Ltd.*+ 312,600 3,141,630
Ingles Markets, Inc.,
Class A 61,400 4,708,152
SpartanNash Co. 189,500 3,829,795
United Natural Foods, Inc.* 269,500 3,096,555
20,561,087
Energy - 9.77%
Amplify Energy Corp.* 682,100 4,508,681
Berry Corp. 653,200 5,258,260
Callon Petroleum Co.* 100,600 3,597,456
Chord Energy Corp. 16,400 2,923,136
Civitas Resources, Inc. 50,800 3,856,228
FLEX LNG, Ltd. 30,681 780,218
Kinetik Holdings, Inc. 160,700 6,407,109
Liberty Energy, Inc. 314,400 6,514,368
Matador Resources Co. 81,800 5,461,786
Par Pacific Holdings, Inc.* 165,100 6,118,606
Industry Company Shares Value
Energy (continued)
PBF Energy, Inc., Class A 45,000 $ 2,590,650
Teekay Corp.* 733,770 5,341,845
53,358,343
Financials - 29.44%
A-Mark Precious Metals,
Inc.+ 194,686 5,974,913
Associated Banc-Corp. 327,888 7,052,871
Axos Financial, Inc.* 101,500 5,485,060
BancFirst Corp. 12,000 1,056,360
Banco Latinoamericano de
Comercio Exterior SA,
Class E 47,400 1,403,988
Bank of NT Butterfield &
Son, Ltd. (The) 51,400 1,644,286
Banner Corp. 51,000 2,448,000
BCB Bancorp, Inc. 56,215 587,447
Bread Financial Holdings,
Inc. 167,500 6,237,700
Byline Bancorp, Inc. 191,200 4,152,864
Cathay General Bancorp 69,000 2,610,270
City Holding Co. 58,900 6,138,558
Eagle Bancorp, Inc. 117,400 2,757,726
Encore Capital Group,
Inc.* 98,900 4,510,829
Enstar Group, Ltd.* 22,300 6,929,948
Farmers & Merchants
Bancorp, Inc./Archbold 61,400 1,368,606
FB Financial Corp. 72,100 2,715,286
Federal Agricultural
Mortgage Corp., Class C 9,288 1,828,621
First BanCorp 336,900 5,909,226
First Bancshares, Inc.
(The) 67,200 1,743,840
Fulton Financial Corp. 221,700 3,522,813
Genworth Financial, Inc.,
Class A* 1,015,100 6,527,093
Green Dot Corp., Class A* 358,451 3,344,348
Hanmi Financial Corp. 263,200 4,190,144
Jackson Financial, Inc.,
Class A 116,692 7,718,009
LendingTree, Inc.* 130,200 5,512,668
Live Oak Bancshares, Inc. 90,551 3,758,772
MVB Financial Corp. 118,500 2,643,735
Pacific Premier Bancorp,
Inc. 137,200 3,292,800
Pagseguro Digital, Ltd.,
Class A* 376,800 5,380,704
Pathward Financial, Inc. 107,100 5,406,408
PROG Holdings, Inc. 179,369 6,177,468
SmartFinancial, Inc. 58,500 1,232,595

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Stewart Information
Services Corp. 98,800 $ 6,427,928
UMB Financial Corp. 21,500 1,870,285
Victory Capital Holdings,
Inc., Class A 129,800 5,507,414
Virtus Investment Partners,
Inc. 23,500 5,827,530
Waterstone Financial, Inc. 250,400 3,047,368
WSFS Financial Corp. 151,059 6,818,803
160,763,284
Health Care - 9.07%
Addus HomeCare Corp.* 50,000 5,167,000
Arcturus Therapeutics
Holdings, Inc.* 28,160 950,963
Brookdale Senior Living,
Inc.* 967,616 6,395,942
Community Health
Systems, Inc.* 1,025,155 3,588,043
Cross Country Healthcare,
Inc.* 144,470 2,704,478
Emergent BioSolutions,
Inc.* 393,733 996,144
Inogen, Inc.* 485,280 3,916,210
Ironwood Pharmaceuticals,
Inc.* 300,000 2,613,000
Neogen Corp.*+ 315,500 4,978,590
OraSure Technologies,
Inc.* 390,000 2,398,500
PetIQ, Inc.* 233,816 4,274,156
Prestige Consumer
Healthcare, Inc.* 92,700 6,726,312
Vir Biotechnology, Inc.* 473,800 4,799,594
49,508,932
Industrials - 12.16%
BlueLinx Holdings, Inc.* 55,857 7,274,816
Boise Cascade Co. 55,700 8,542,709
Costamare, Inc. 466,527 5,295,081
EnerSys 61,700 5,828,182
Enviri Corp.* 587,178 5,372,679
ESCO Technologies, Inc. 48,450 5,186,573
GMS, Inc.* 63,315 6,163,082
Kelly Services, Inc.,
Class A 138,169 3,459,752
Manitowoc Co., Inc. (The)* 211,358 2,988,602
Standex International
Corp. 22,900 4,172,838
Sterling Infrastructure, Inc.* 68,300 7,534,173
Titan Machinery, Inc.* 44,088 1,093,823
Industry Company Shares Value
Industrials (continued)
TrueBlue, Inc.* 280,508 $ 3,511,960
66,424,270
Information Technology - 6.37%
Amkor Technology, Inc. 205,400 6,622,096
Digi International, Inc.* 86,200 2,752,366
Kulicke & Soffa Industries,
Inc.+ 111,300 5,599,503
LiveRamp Holdings, Inc.* 168,700 5,820,150
NetScout Systems, Inc.* 127,800 2,791,152
ScanSource, Inc.* 114,600 5,046,984
Squarespace, Inc.,
Class A* 168,500 6,140,140
34,772,391
Materials - 8.17%
Alpha Metallurgical
Resources, Inc. 20,658 6,841,310
Clearwater Paper Corp.* 90,700 3,966,311
Koppers Holdings, Inc. 32,800 1,809,576
Metallus, Inc.* 262,900 5,849,525
O-I Glass, Inc.* 212,400 3,523,716
Olympic Steel, Inc. 79,116 5,607,742
Radius Recycling, Inc.,
Class A 87,668 1,852,425
Rayonier Advanced
Materials, Inc.* 655,000 3,130,900
Ryerson Holding Corp. 150,600 5,045,100
SunCoke Energy, Inc. 530,800 5,982,116
Trinseo PLC 263,000 994,140
44,602,861
Real Estate - 8.50%
Anywhere Real Estate,
Inc.* 731,895 4,523,111
Community Healthcare
Trust, Inc. 152,510 4,049,141
Equity Commonwealth* 149,000 2,813,120
Essential Properties Realty
Trust, Inc. 203,900 5,435,974
Four Corners Property
Trust, Inc. 253,000 6,190,910
Getty Realty Corp. 140,900 3,853,615
Healthpeak Properties, Inc. 164,658 3,087,338
Innovative Industrial
Properties, Inc. 32,200 3,333,988
Opendoor Technologies,
Inc.*+ 1,486,100 4,502,883
Plymouth Industrial REIT,
Inc. 91,069 2,049,052

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Retail Opportunity
Investments Corp. 237,959 $ 3,050,634
Terreno Realty Corp. 53,100 3,525,840
46,415,606
Utilities - 0.62%
MGE Energy, Inc. 42,800 3,369,216
TOTAL COMMON STOCKS - 99.94% 545,728,746
(Cost $500,557,614)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.05%
Fidelity Investments Money
Market Government
Portfolio Class I 5.21% 273,102
273,102
TOTAL MONEY MARKET FUND - 0.05% 273,102
(Cost $273,102)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.25%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.27% 1,385,139
1,385,139
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.25% 1,385,139
(Cost $1,385,139)
TOTAL INVESTMENTS
-
100.24%
$ 547,386,987
(Cost $502,215,855)
Liabilities in Excess of Other Assets - (0.24%) (1,313,064)
NET ASSETS - 100.00% $ 546,073,923
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2024.
^ Rate disclosed as of March 31, 2024.
+ This security or a portion of the security is out on loan as of
March 31, 2024. Total loaned securities had a value of
$9,005,609 as of March 31, 2024.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 545,728,746 $ – $ – $ 545,728,746
Money Market
Fund 273,102 – – 273,102
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 1,385,139 – – 1,385,139
TOTAL
$547,386,987 $– $– $547,386,987
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.